RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Starting in the year ended December 31, 2010, the Company entered into copyright license agreements with Trade Lead Investment Ltd. (“Trade Lead”), an entity related via the shareholdings of a principal shareholder of the Company, Chengwei Partners, L.P., Chengwei Ventures Evergreen Fund, L.P and Chengwei Ventures Evergreen Advisors Fund, LLC, collectively referred to as Chengwei Funds, who is also a principal shareholder of Trade Lead. For the years ended December 31, 2010 and 2011, the Company paid RMB17,092 and RMB114,511 (US$18,194), respectively, to Trade Lead to license copyrights. In addition, the Company also entered into sublicensing agreements with Trade Lead and recognized sublicensing revenues of RMB5,594 and RMB768 (US$122) in “net revenues” included in the consolidated statement of operations.

In September 2011, the Company acquired a 5% equity interest in Trade Lead for RMB1,707 (US$271) in cash, previously held on deposit by Trade Lead.

The balances between the Group and Trade Lead as of December 31, 2010 and 2011 are included in the consolidated balance sheets as “amounts due from related party” and “amounts due to related party”. The amounts due from related party mainly represent prepayments to the related party for purchase of licensed copyrights.

On January 6, 2012, the Company entered into a share purchase agreement to acquire the remaining 95% equity interest of Trade Lead. Please refer to Note 21 — Subsequent Events.